Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended					8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ (311,388)	$ 1,018,768	$ 1,385,724		$ 2,556,970		$ 3,658,972	$ 1,018,768	$ 3,658,972	$ 3,658,972	$ 4,654,574	$ 5,950,628
Other comprehensive loss before reclassifications	(116)	0		$ 168	863	$ (539)	(2,136)			(521)	260
Amounts reclassified from AOCI	224	0		0	569	568	568			898	(1,577)
Other comprehensive income (loss), net	108	0	(435)	168	1,432	29	(1,568)	(267)	(107)	377	(1,317)	(8,644)
Cancellation of Predecessor equity	60,343
Ending balance	1,018,768		1,366,668	1,385,724	2,509,034	2,556,970		1,366,668	2,509,034	(311,388)	3,658,972	4,654,574
Defined Benefit Pension Items
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(39,737)	0	168	0	(39,499)	(40,067)	(40,635)	0	(40,635)	(40,635)	(39,058)
Other comprehensive loss before reclassifications	0	0	(435)	168	0	0	0			0	0
Amounts reclassified from AOCI	224	0	0	0	569	568	568			898	(1,577)
Other comprehensive income (loss), net	224	0	(435)	168	569	568	568			898	(1,577)
Cancellation of Predecessor equity	39,513
Ending balance	0	0	(267)	168	(38,930)	(39,499)	(40,067)	(267)	(38,930)	(39,737)	(40,635)	(39,058)
Foreign Currency Items
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(18,275)	0	0	0	(20,429)	(19,890)	(17,754)	0	(17,754)	(17,754)	(18,014)
Other comprehensive loss before reclassifications	(116)	0	0	0	863	(539)	(2,136)			(521)	260
Amounts reclassified from AOCI	0	0	0	0	0	0	0			0	0
Other comprehensive income (loss), net	(116)	0	0	0	863	(539)	(2,136)			(521)	260
Cancellation of Predecessor equity	18,391
Ending balance	0	0	0	0	(19,566)	(20,429)	(19,890)	0	(19,566)	(18,275)	(17,754)	(18,014)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(58,012)	0	168	0	(59,928)	(59,957)	(58,389)	0	(58,389)	(58,389)	(57,072)	(42,888)
Other comprehensive loss before reclassifications			(435)
Amounts reclassified from AOCI			0
Other comprehensive income (loss), net	108		(435)		1,432			(267)	(107)	377	(1,317)	(8,644)
Cancellation of Predecessor equity	57,904
Ending balance	$ 0	$ 0	$ (267)	$ 168	$ (58,496)	$ (59,928)	$ (59,957)	$ (267)	$ (58,496)	$ (58,012)	$ (58,389)	$ (57,072)